Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2018
Investments accounted for using equity method [abstract]
Details of Interest Rate Sensitivity

INTEREST RATE and CURRENCY DFIs Interest rate sensitivity to + 10 bp

	Interbank Yield Curves			PEMEX Curves
	Sensitivity	Sensitivity	Sensitivity	Sensitivity
Currency	debt	DFIs	net	debt
in thousands U.S. dollars
CHF	3,816	(3,473)	343	3,340
Euro	103,859	(85,825)	18,034	73,784
Pound Sterling	5,871	(5,445)	426	4,598
Yen	7,600	(3,470)	4,130	5,518
Peso	24,783	1,693	26,476	19,808
UDI	14,032	(14,032)	0	9,803
U.S. dollar	779,844	93,006	872,850	333,180

Details of Interest Rate and Currency Derivative Financial Instruments

INTEREST RATE and CURRENCY DFIs
	Interbank Yield Curves				PEMEX Curves
	1%	1%	1%	VaR 95%	1%
Currency	Debt	DFIs	Net	Net	Debt
in thousands U.S. dollars
CHF	(15,283)	14,597	(686)	(463)	(14,183)
Euro	(214,136)	185,752	(28,384)	(25,365)	(173,687)
Pound Sterling	(12,318)	11,701	(617)	(527)	(10,292)
Yen	(17,118)	11,569	(5,549)	(4,482)	(14,158)
Peso	(104,478)	(32,064)	(136,542)	(164,722)	(95,975)
UDI	(30,163)	30,163	(0)	(0)	(25,951)

Details of Current and Potential Exposures and Aggregated By Credit Rating

The current and potential exposures, aggregated by credit rating, are as follows:

Maximum Credit Exposure by term in Petróleos Mexicanos

Rating	Current	Less than 1 year	1-3 years	3-5 years	5-7 years	7-10 years	More than 10 years
in thousands U.S. dollars
A+	33,574	327,062	478,533	290,207	189,464	129,778	0
A	172,468	1,069,540	1,051,021	933,130	260,363	189,119	0
A-	54,288	143,584	9,780	0	0	0	0
BBB+	72,570	1,567,608	2,229,081	2,293,010	2,259,894	1,724,213	650,900
BBB-	(71,491)	33,290	127,099	151,033	156,401	160,631	0

Details of Notional Amounts of Investments in Domestic Currency and Organized By the Credit Ratings of the Issuances

As of December 31, 2018, the notional amounts of investments in domestic currency, organized by the credit ratings of the issuances, were as follows:

Credit rating of issuances*	Notional amount
mxAAA	Ps.100,344

* Minimum S&P, Moody’s and Fitch credit rating.

Details of Quantitative Disclosure of Debt Cash Flow's Maturities

Quantitative Disclosure of Debt Cash Flow’s Maturities as of December 31, 2018(1)

	Year of expected maturity date
	2019	2020	2021	2022	2023	2024 thereafter	Total carrying value	Fair value
Liabilities
Outstanding debt
Fixed rate (U.S. dollars)	Ps. 53,962,520	Ps. 40,098,959	Ps. 94,686,304	Ps. 83,674,076	Ps. 91,790,092	Ps. 827,719,134	Ps. 1,191,931,085	Ps. 1,084,252,622
Average interest rate (%)							5.8927%
Fixed rate (Japanese yen)	—	—	—	—	5,379,000	14,317,126	19,696,126	16,603,524
Average interest rate (%)							1.3484%
Fixed rate (Pound sterling)	—	—	—	8,763,410	—	11,205,575	19,968,985	20,257,139
Average interest rate (%)							5.7248%
Fixed rate (pesos)	—	10,017,084	20,257,747	1,999,192	—	88,324,131	120,598,154	101,639,764
Average interest rate (%)							7.4872%
Fixed rate (UDIs)	19,386,459	4,999,710	4,066,182	—	—	31,275,418	59,727,769	51,079,974
Average interest rate (%)							2.7362%
Fixed rate (euros)	21,466,509	29,215,492	39,343,306	35,884,701	31,437,421	173,348,554	330,695,983	325,772,611
Average interest rate (%)							3.7123%
Fixed rate (Swiss Francs)	5,991,035	11,966,770	3,001,116	—	7,264,850	—	28,223,771	27,916,889
Average interest rate (%)							1.8697%

Total fixed rate debt	100,806,523	96,298,015	161,354,655	130,321,379	135,871,363	1,146,189,938	1,770,841,873	1,627,522,522

Variable rate (U.S. dollars)	23,231,281	63,823,350	14,517,807	32,878,778	11,136,784	17,616,801	163,204,801	169,873,202
Variable rate (Japanese yen)	—	11,475,200	—	—	—	—	11,475,200	11,264,120
Variable rate (euros)	—	—	—	—	14,601,014	—	14,601,014	16,093,157
Variable rate (pesos)	34,322,574	18,352,215	8,456,465	8,407,405	6,968,237	12,220,826	88,727,722	88,624,217

Total variable rate debt	57,553,855	93,650,765	22,974,272	41,286,183	32,706,035	29,837,627	278,008,737	285,854,697

Total debt	Ps. 158,360,378	Ps. 189,948,780	Ps. 184,328,927	Ps. 171,607,562	Ps. 168,577,398	Ps. 1,176,027,565	Ps. 2,048,850,610	Ps. 1,913,377,218

Note: Numbers may not total due to rounding.

(1)

The information in this table has been calculated using exchange rates at December 31, 2018 of: Ps. 19.6829 = U.S. $1.00; Ps. 0.17930 = 1.00 Japanese yen; Ps. 25.0878 = 1.00 Pound sterling; Ps. 6.226631 = 1.00 UDI; Ps. 22.5054 = 1.00 euro; and Ps. 19.9762 = 1.00 Swiss Franc.

Source: PEMEX

Quantitative Disclosure of Debt Cash Flow’s Maturities as of December 31, 2017(1)

	Year of expected maturity date
	2018	2019	2020	2021	2022	2023 thereafter	Total carrying value	Fair value
Liabilities
Outstanding debt
Fixed rate (U.S. dollars)	Ps. 53,465,817	Ps. 59,498,256	Ps. 60,290,621	Ps. 95,232,448	Ps. 84,076,050	Ps. 808,836,547	Ps. 1,161,399,739	Ps. 1,213,404,769
Average interest rate (%)							5.7747%
Fixed rate (Japanese yen)	—	—	—	—	—	19,296,607	19,296,607	18,040,398
Average interest rate (%)							1.3485%
Fixed rate (Pound sterling)	—	—	—	—	9,345,839	11,952,816	21,298,655	24,381,394
Average interest rate (%)							5.7246%
Fixed rate (pesos)	—	—	10,033,017	20,376,655	1,999,098	88,349,072	120,757,842	171,683,692
Average interest rate (%)							7.4876%
Fixed rate (UDIs)	—	18,477,076	4,764,175	3,874,313	—	30,081,647	57,197,211	56,536,905
Average interest rate (%)							2.7458%
Fixed rate (euros)	1,043	32,042,196	30,801,894	41,508,857	23,655,950	171,255,634	299,265,574	330,573,998
Average interest rate (%)							3.6736%
Fixed rate (Swiss Francs)	4,565,075	6,088,686	12,149,953	3,046,567	—	—	25,850,281	26,957,785
Average interest rate (%)							1.8387%

Total fixed rate debt	58,031,935	116,106,214	118,039,660	164,038,840	119,076,937	1,129,772,323	1,705,065,909	1,841,578,940

Variable rate (U.S. dollars)	58,364,536	15,302,101	62,289,546	12,809,666	31,289,725	18,379,557	198,435,131	206,254,219
Variable rate (Japanese yen)	—	—	11,244,800	—	—	—	11,244,800	11,361,079
Variable rate (pesos)	8,734,371	27,995,083	18,341,742	8,459,163	8,394,483	19,125,764	91,050,606	94,188,981

Total variable rate debt	67,098,907	43,297,184	91,876,088	21,268,829	39,684,208	37,505,321	300,730,537	311,804,280

Total debt	Ps. 25,130,842	Ps. 159,403,398	Ps. 209,915,748	Ps. 185,307,669	Ps. 158,761,145	Ps.1,167,277,644	Ps. 2,005,796,446	Ps.2,153,383,220

Note: Numbers may not total due to rounding.

(1)

The information in this table has been calculated using exchange rates at December 31, 2017 of: Ps. 19.7867 = U.S. $1.00; Ps. 0.1757 = 1.00 Japanese yen; Ps. 26.7724 = 1.00 Pound sterling; Ps. 5.934551 = 1.00 UDI; Ps. 23.7549 = 1.00 euro; and Ps. 20.2992 = 1.00 Swiss Franc.

Summary of Quantitative Disclosure of Cash Flow's Maturities

Quantitative Disclosure of Cash Flow’s Maturities from Derivative Financial Instruments Held or Issued for Purposes Other than Trading as of December 31, 2018(1) (2)

	Year of expected maturity date
	2019	2020	2021	2022	2023	2024 Thereafter	Total Notional Amount	Fair Value(3)
Hedging instruments(2)(4)
Interest rate DFIs

Interest rate swaps (U.S. dollars)
Variable to fixed	Ps. 4,692,574	Ps. 4,706,039	Ps. 4,661,811	Ps. 4,546,095	Ps. 4,406,561	Ps. 5,683,437	Ps. 28,696,517	Ps. 644,746
Average pay rate	3.18%	3.20%	3.22%	3.25%	3.37%	3.74%	N.A.	N.A.
Average receive rate	4.22%	4.07%	3.94%	4.08%	4.40%	5.25%	N.A.	N.A.

Currency DFIs
Cross-currency swaps
Receive euros/Pay U.S. dollars	20,782,857	28,568,548	36,709,101	35,121,361	45,930,033	175,091,781	342,203,681	5,495,541
Receive Japanese yen/ Pay U.S. dollars	—	12,971,158	—	—	4,750,499	—	17,721,657	(1,112,629)
Receive Pounds sterling/ Pay U.S. dollars	—	—	—	9,819,995	—	11,645,585	21,465,580	(297,318)
Receive UDI/ Pay pesos	23,740,341	7,292,520	3,000,000	—	—	27,450,032	61,482,893	(4,392,093
Receive Swiss francs/ Pay U.S. dollars	6,466,978	11,488,074	2,978,666	—	7,184,259	—	28,117,977	486,310

Currency Options
Buy Put, Sell Put and Sell Call on Japanese yen	—	—	—	—	—	14,355,685	14,355,685	222,491
Buy call, Sell call and Sell Put on euros	—	—	39,497,823	13,542,111	14,670,620	99,308,812	167,019,366	165,458
Sell Call on Pound sterling	—	—	—	—	—	11,296,695	11,296,695	(232,636)
Sell Call on Swiss Francs	—	—	—	—	7,315,424	—	7,315,424	(183,093)

Currency Forward
Receive U.S. dollars / Pay pesos	—	—	—	—	—	—	—	—

N.A. = not applicable.

Numbers may not total due to rounding.

(1)	The information in this table has been calculated using exchange rates at December 31, 2018 of: Ps. 19.6829 = U.S. $1.00 and Ps. 22.5054 = 1.00 euro.
(2)

PEMEX’s management uses these DFIs to hedge market risk; however, these DFIs do not qualify for accounting purposes as hedges and are recorded in the financial statements as entered into for trading purposes.

(3)	Positive numbers represent a favorable fair value to PEMEX.
(4)	PMI’s risk management policies and procedures establish that DFIs should be used only for hedging purposes; however, DFIs are not recorded as hedges for accounting purposes.

Source: PEMEX

Quantitative Disclosure of Cash Flow’s Maturities from Derivative Financial Instruments Held or Issued for Purposes Other than Trading as of December 31, 2017(1) (2)

	Year of expected maturity date
	2018		2019		2020		2021		2022		2023 Thereafter		Total Notional Amount		Fair Value(3)
Hedging instruments(2)(4)
Interest rate DFIs

Interest rate swaps (U.S. dollars)
Variable to fixed	Ps.	4,704,170	Ps.	4,717,321	Ps.	4,730,857	Ps.	4,686,396	Ps.	4,570,070	Ps.	10,143,209	Ps.	33,552,022	Ps.	388,851
Average pay rate		3.16%		3.18%		3.20%		3.22%		3.26%		3.48%		N.A.		N.A.
Average receive rate		3.19%		3.44%		3.69%		3.81%		3.95%		4.48%		N.A.		N.A.

Interest rate swaps (pesos)
Variable to fixed		—		—		—		—		—		—		—		—
Average pay rate		N.A.		N.A.		N.A.		N.A.		N.A.		N.A.		N.A.		N.A.
Average receive rate		N.A.		N.A.		N.A.		N.A.		N.A.		N.A.		N.A.		N.A.

Currency DFIs
Cross-currency swaps
Receive euros/Pay U.S. dollars		—		29,898,198		28,719,208		36,902,690		21,302,856		161,617,172		278,440,124		19,065,727
Receive Japanese yen/ Pay U.S. dollars		—		—		13,039,563		—		—		4,775,551		17,815,114		(1,670,533)
Receive Pounds sterling/ Pay U.S. dollars		—		—		—		—		10,310,216		11,706,999		22,017,215		1,151,096
Receive UDI/ Pay pesos		—		23,740,341		7,292,520		3,000,000		—		20,605,166		54,638,028		(4,720,592)
Receive Swiss francs/ Pay U.S. dollars		4,535,474		6,501,082		11,548,658		2,994,374		—		—		25,579,588		400,316

Currency Options
Buy Put, Sell Put and Sell Call on Japanese yen		—		—		—		—		—		14,046,320		14,046,320		48,715
Buy Call, Sell call and Sell Put on euros		—		—		—		41,567,998		—		59,382,855		100,950,853		4,919,444
Sell Call on Pound sterling		—		—		—		—		—		12,031,728		12,031,728		(239,626)

Curency Forward
Receive U.S. dollars / Pay pesos		59,360,100		—		—		—		—		—		59,360,100		(2,006,461)

N.A. = not applicable.

Numbers may not total due to rounding.

(1)	The information in this table has been calculated using exchange rates at December 31, 2017 of: Ps. 19.7867 = U.S. $1.00 and Ps. 23.7549 = 1.00 euro.
(2)

PEMEX’s management uses these DFIs to hedge market risk; however, these DFIs do not qualify for accounting purposes as hedges and are recorded in the financial statements as entered into for trading purposes.

(3)	Positive numbers represent a favorable fair value to PEMEX.
(4)	PMI’s risk management policies and procedures establish that DFIs should be used only for hedging purposes; however DFIs are not recorded as hedges for accounting purposes.

Summary of Fair Values and Notional Amounts of DFIs that were designated as non-hedges

		December 31, 2018		December 31, 2017
DFI	POSITION	Notional Amount	Fair Value	Notional Amount	Fair Value
Interest rate swaps	PEMEX pays fixed in U.S. dollar and receives floating in 3-month U.S. dollar LIBOR + spread.	14,147,084	228,909	16,695,028	79,448
Interest rate swaps	PEMEX pays fixed in U.S. dollar and receives floating in 6-month U.S. dollar LIBOR + spread.	13,433,579	420,029	15,433,626	332,273
Cross-currency swaps	PEMEX pays the 28-day TIIE + spread in pesos and receives fixed in UDI.	37,742,553	(237,428)	30,897,687	(216,441)
Cross-currency swaps	PEMEX pays fixed in pesos and receives notional in UDI.	23,740,341	(4,154,665)	23,740,341	(4,504,151)
Cross-currency swaps	PEMEX pays floating in 6-month U.S. dollar LIBOR + spread and receives floating in 6-month yen LIBOR + spread.	12,971,158	(1,532,612)	13,039,563	(1,804,993)
Cross-currency swaps	PEMEX pays fixed in U.S. dollar and receives fixed in Japanese yen.	4,750,499	419,983	4,775,551	134,461
Cross-currency swaps	PEMEX pays floating in 3-month U.S. dollar LIBOR + spread and receives floating in 3-month euro LIBOR + spread.	15,073,938	(122,974)	—	—
Cross-currency swaps	PEMEX pays fixed in U.S. dollar and receives fixed in euro.	327,129,743	5,618,515	278,440,124	19,065,727
Cross-currency swaps	PEMEX pays floating in 6-month U.S. dollar LIBOR + spread and receives fixed in Pound sterling.	9,819,995	(2,573)	10,310,216	560,982
Cross-currency swaps	PEMEX pays fixed in U.S. dollar and receives fixed in Pound sterling.	11,645,585	(294,745)	11,706,999	590,113
Cross-currency swaps	PEMEX pays fixed in U.S. dollar and receives fixed in CHF.	28,117,976	486,310	25,579,588	400,316
Currency Options	PEMEX Buy Put, Sell Put and Sell Call on Japanese yen	14,355,685	222,491	14,046,320	48,715
Currency Options	PEMEX Buy Call, Sell Call and Sell Put on euro	95,923,285	2,708,534	100,950,853	4,919,444
Currency Options	PEMEX Sell Call on Pound sterling	11,296,695	(232,636)	12,031,728	(239,626)
Currency Options	PEMEX Sell Call on CHF	7,315,424	(183,093)	—	—
Currency Options	PEMEX Sell Call on euro	71,096,081	(2,543,075)	—	—
Currency Forward	PEMEX pays Pesos and receives U.S. dollar.	—	—	59,360,100	(2,006,461)
Natural gas swaps	PEMEX receives fixed.	(3,669)	136	(51,724)	6,934
Natural gas swaps	PEMEX receives floating.	3,622	(94)	50,846	(6,114)
Natural gas options	PEMEX Long Call.	989	4	18,625	398
Natural gas options	PEMEX Short Call.	(989)	(4)	(18,625)	(397)
Interest rate swaps	PEMEX pays fixed in U.S. dollar and receives floating in U.S. dollar LIBOR 1M.	1,115,854	(4,192)	1,423,368	(22,870)

Subtotal			796,820		17,337,758

	December 31, 2018		December 31, 2017
DFI	Volume (MMb)	Fair Value	Volume (MMb)	Fair Value
Crude Oil Options	111.68	5,690,212	153.56	Ps.	(5,010,187)

		December 31, 2018			December 31, 2017
DFI	Market	Volume (MMb)	Fair value		Volume (MMb)	Fair value
Futures	Exchange traded	2.6	Ps.	441,954	2.1	Ps.	(141,693)
Petroleum Products Swaps	Exchange traded	4.9	Ps.	760,603	1.3	Ps.	(99,680)

Notes: Numbers may not total due to rounding.

(1)

The fair value of the Futures and the Petroleum Products Swaps, was recognized as “Cash and cash equivalents” in the statement of financial position because PEMEX considered these financial assets to be fully liquid.

Summary of Location on the Consolidated Statement of Financial Position and the Fair Value of DFIs

The following table presents the fair value of PEMEX’s DFIs that are included in the consolidated statement of financial position in Derivative financial instruments (including both DFIs that have not reached maturity and those that have reached maturity but have not been settled), as of December 31, 2018 and 2017:

	Derivatives assets
	Fair value
	December 31, 2018		December 31, 2017
Derivatives not designated as hedging instruments
Crude oil options	Ps.	5,690,212	Ps.	397,630
Currency options		2,931,025		4,968,159
Natural gas options		4		398
Cross-currency swaps		13,111,838		24,126,452
Natural gas swaps		260		7,003
Propane swaps		—		—
Interest rate swaps		648,938		411,721
Others		—		202,091

Total derivatives not designated as hedging instruments		22,382,277		30,113,454

Total assets	Ps.	22,382,277	Ps.	30,113,454

	Derivatives liabilities
	Fair value
	December 31, 2018		December 31, 2017
Derivatives not designated as hedging instruments
Forwards	Ps.	—	Ps.	(2,006,461)
Crude oil options		—		(5,407,817)
Currency options		—		—
Natural gas options		(4)		(397)
Cross-currency swaps		(15,890,830)		(10,301,983)
Natural gas swaps		(218)		(6,182)
Interest rate swaps		(4,193)		(22,870)
Others		—		(269)

Total derivatives not designated as hedging instruments		(15,895,245)		(17,745,979)

Total liabilities	Ps.	(15,895,245)	Ps.	(17,745,979)

Net total	Ps.	6,487,032	Ps.	12,367,475

Summary of Net Gain (Loss) Recognized in Income on Derivative Financial Instruments

The following tables presents the net gain (loss) recognized in income on PEMEX’s DFIs for the years ended December 31, 2018, 2017 and 2016, in the consolidated statement of comprehensive income which is presented in the “Derivative financial instruments (cost) income, net” line item:

Derivatives not designated as hedging instruments	Amount of gain (loss) recognized in the Statement of operations on derivatives
	December 31, 2018		December 31, 2017		December 31, 2016
Embedded derivatives	Ps.	(3,142,662)	Ps.	—	Ps.	—
Forwards		2,007,393		(1,976,241)		—
Futures		374,112		(779,950)		(1,925,969)
Crude oil options		2,329,051		(3,771,604)		—
Currency options		(2,210,301)		5,255,931		(298,789)
Natural gas options		185		673		(671)
Cross-currency swaps		(21,902,567)		27,747,290		(11,633,605)
Natural gas swaps		117		1,780		831
Propane swaps		—		—		(3,805)
Interest rate swaps		286,059		(34,306)		(138,979)
Others		—		(1,105,249)		—

Total	Ps.	(22,258,613)	Ps.	25,338,324	Ps.	(14,000,987)